Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONTINUING OPERATIONS
NET REVENUE	R$ 22,266	R$ 21,712	R$ 18,773
COST OF ENERGY AND GAS
Energy purchased for resale	(11,084)	(10,919)	(8,273)
Charges for use of the national grid	(1,480)	(1,174)	(947)
Gas purchased for resale	(1,238)	(1,071)	(878)
Cost of purchased energy sold	(13,802)	(13,164)	(10,098)
OTHER OPERATING COSTS
Personnel	(1,098)	(1,270)	(1,348)
Materials	(81)	(73)	(41)
Outsourced services	(913)	(759)	(720)
Depreciation and amortization	(761)	(787)	(802)
Operating provisions, net	(40)	(226)	(171)
Infrastructure construction cost	(897)	(1,119)	(1,193)
Others	(85)	(90)	(57)
Other costs	(3,875)	(4,324)	(4,332)
TOTAL COST	(17,677)	(17,488)	(14,430)
Gross Profit	4,589	4,224	4,343
OPERATING EXPENSES
Selling expenses	(264)	(248)	(382)
General and administrative expenses	(672)	(763)	(667)
Operating provisions	(167)	(353)	(5)
Other operating (expenses) income, net	(640)	34	(420)
Operating expense	(1,743)	(1,330)	(1,474)
Share of loss, net, of subsidiaries and joint ventures	(104)	(252)	(302)
Remeasurement of previously held equity interest in subsidiaries acquired	(119)
Impairment loss on Investments	(127)		(763)
Income before finance income (expenses) and taxes	2,496	2,642	1,804
Finance income	1,706	804	1,041
Finance expenses	(2,224)	(1,800)	(2,478)
Income before income and social contribution taxes	1,978	1,646	367
Current income and social contribution taxes	(583)	(446)	(174)
Deferred income and social contribution taxes	(16)	(198)	141
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	1,379	1,002	334
DISCONTINUED OPERATIONS
Net income after tax for the year from discontinued operations	363
NET INCOME FOR THE YEAR	1,742	1,002	334
Equity holders of the parent
Net income from continuing operations	1,378	1,001	334
Net income from discontinued operations	322
Net income for the year attributed to equity holder the parent	1,700	1,001	334
Non-controlling interests
Net income from continuing operations	1	1
Net income from discontinued operations	41
Net income from Non-controlling interests	42	1	1
NET INCOME FOR THE YEAR	R$ 1,742	R$ 1,002	R$ 334
Preferred shares [member]
Non-controlling interests
Basic earnings per share - R$	R$ 1.17	R$ 0.84	R$ 0.35
Diluted earnings per share - R$	1.17	0.84	0.32
Basic earnings per share from continuing operations - R$	0.95	0.84	0.35
Diluted earnings per share from continuing operations - R$	0.95	0.84	0.32
Common shares [member]
Non-controlling interests
Basic earnings per share - R$	1.17	0.37	0.10
Diluted earnings per share - R$	1.17	0.37	0.07
Basic earnings per share from continuing operations - R$	0.95	0.37	0.10
Diluted earnings per share from continuing operations - R$	R$ 0.95	R$ 0.37	R$ 0.07